Note 18 - Income Taxes - Income (Loss) Before Income Taxes Earned by Tax Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 01, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Income (loss) from continuing operations	$ 48,035	$ 48,033	$ 39,510	$ 34,748
CANADA
Income (loss) from continuing operations	19,557		16,715	17,964
UNITED STATES
Income (loss) from continuing operations	19,962		11,077	6,203
Other Countries [Member]
Income (loss) from continuing operations	$ 8,516		$ 11,718	$ 10,581